S000000855 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.04%	11.37%	13.86%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.93%	9.32%	12.21%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.46%	8.77%	11.21%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.32%	11.62%	14.11%